Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
Change in valuation allowance	$ 1.1	$ 1.2
Federal
Income Tax Contingency [Line Items]
Net operating loss carryforwards	9.4	$ 9.2
Tax credit carryforwards	$ 1.0
Federal | Minimum
Income Tax Contingency [Line Items]
Net operating loss and tax credit carryforwards, expiration period	11 years
Federal | Maximum
Income Tax Contingency [Line Items]
Net operating loss and tax credit carryforwards, expiration period	20 years